Shareholder Loans and liabilities to banks	12 Months Ended
Jun. 30, 2021
Shareholder Loans and liabilities to banks
Shareholder Loans and liabilities to banks

21.    Shareholder Loans and liabilities to banks

Mytheresa Group is party to two revolving credit facilities and was formerly party to multiple shareholder loans (collectively, the “Shareholder Loans”).

Revolving Credit Facilities

Mytheresa Group is party to a revolving credit facility with Commerzbank Aktiengesellschaft and one with UniCredit Bank AG, with each €45,000 thousand and maturity on December 31, 2023. The maximum borrowing capacity of those revolving credit facilities combined is therefore €90,000 thousand. As of June 30, 2021, Mytheresa Group has no outstanding borrowings on this facilities.

As of June 30, 2021, we have fully repaid our borrowings on our Revolving Credit Facilities with a net repayment of €10.0 million. As of June 30, 2021, the interest rates were 2.20% and 2.25% for the Commerzbank and UniCredit facilities, respectively, if used as basic short-term borrowings. Typically, we use monthly money market loans with an interest rate of Borrowings 1.3% to 1.4% under our Revolving Credit Facilities which are secured by our inventory and part of our customer receivables.

As of June 30, 2021, Mytheresa Group met all financial and non-financial covenants under its revolving credit facilities.

Shareholder Loans

Variable Interest Shareholder Loans

Mytheresa Group, through its former subsidiary Mariposa II, was party to two variable interest related party U.S. Dollar denominated loans (“Variable Interest Shareholder Loans”) payable to its shareholder, MYT Intermediate Holding Co. These loans originated on December 18, 2014 and January 15, 2015, respectively and had original principal balances of USD 105 million and USD 1.7 million, respectively. Both Variable Interest Shareholder Loans had variable interest rates set at the federal funds rate. Interest on both loans compounded semi-annually each July and January, with interest capitalized into the principal. The Variable Interest Shareholder Loans were originally scheduled to mature on December 18, 2020.

Mytheresa Group recognized the Variable Interest Shareholder Loans at their fair value. Subsequently, Mytheresa Group measured the Variable Interest Shareholder Loans at amortized cost.

During fiscal 2020, Mytheresa Group incurred interest expense of €3,943 thousand (2019: €5,099 thousand, 2018: €5,415 thousand) on the Variable Interest Shareholder Loans.

Effective August 28, 2019, the payment obligations for the Variable Interest Shareholder Loans were reassigned to MYT Netherlands Parent B.V. as part of the Prior Restructuring Transactions. On February 28, 2020, the Variable Interest Shareholder Loans were forgiven by MYT Intermediate Holding Co.

Convertible Preferred Equity Certificate

Mariposa I was a party to two US Dollar denominated CPECs. The CPECs were originally payable to MYT Intermediate Holding Co. and subsequently reassigned to MYT Netherlands Parent B.V. as part of the Prior Restructuring Transactions. Following the reassignment to MYT Netherlands Parent B.V., the CPECs were eliminated in consolidation when MYT Netherlands Parent B.V. became the direct parent of Mariposa I (Refer to Note 2.2).

Both CPECs allowed for interest capitalization into the principal and had the following terms:

Instrument	Origination Date	Original Principal	Fixed Interest Rate	Maturity Date
CPEC I	December 18, 2014	USD 45.0 million	5.825%	December 18, 2044
CPEC II	December 19, 2014	USD 39.5 million	5.825%	December 19, 2043

Mytheresa Group recognized the CPEC loan obligations at fair value. Subsequently, Mytheresa Group measured the CPEC loan obligations at amortized cost.

The CPECs each contained conversion features, allowing the certificate holder to convert the CPECs into a fixed amount of shares of Mariposa I. The fixed amount of shares was equal to the outstanding CPEC balance divided by the nominal share price of Mariposa I. The conversion features were scheduled to become exercisable in December 2035. Mytheresa Group did not assign any value to the conversion features, because they were legally attached the outstanding shares of Mariposa I, which had only one shareholder until its dissolution on August 28, 2019.

CPEC I and CPEC II each contained two prepayment rights. Under the first prepayment right, Mytheresa Group had the right to prepay the loan (in part or in full) beginning December 2035. The first prepayment right was subordinate to the certificate holders’ conversion rights. The second prepayment right allowed for prepayment of up to 99% of the principal amount with prior approval by the board of managers. The Company recognized the prepayment rights as an asset at fair value with changes in fair value recognized in profit and loss. As of June 30, 2019, the fair value recognized for the prepayment rights was €185 thousand. The prepayment rights were derecognized on August 28, 2019 as part of the Prior Restructuring Transactions.

Fixed Interest Shareholder Loans

Prior to February 28, 2020, MGG, a subsidiary of MYT Netherland Parent B.V. was party to two intercompany shareholder loans (“Fixed Interest Shareholder Loans”) payable to MYT Netherlands Parent B.V or other companies within Mytheresa Group. The Fixed Interest Shareholder Loans originated on October 9, 2014 as part of the Neiman Marcus acquisition in 2014 with both loans having substantially the same terms and conditions. Both loans had original maturity dates of October 9, 2020, which were prolongated to October 25, 2025 on December 13, 2019. The two loans had original principal balances of $105 million and $45 million, respectively, with fixed interest rates of 6.00% per annum. Interest on both loans compounds semi-annually each July and January, with both loans allowing for interest capitalization into the principal.

These loans were reassigned (the “Reassignment”) to MYT Intermediate Holding Co. on February 28, 2020, with the related party liability remaining with MGG. The Reassignment was recorded at the fair value of the Fixed Interest Shareholder Loans, using an interest rate of 5.25%, calculated based on cash flows discounted by using market interest rates and credit risk derived from a peer group. Following the Reassignment, the Fixed Interest Shareholder Loans were no longer treated as intercompany loans. The Reassignment was treated as a capital distribution, see Note 2.2.

Subsequent to the Reassignment on February 28, 2020, Mytheresa Group incurred €3,367 thousand in interest expense related to the Fixed Interest Shareholder Loans during financial year 2020.

Mytheresa Group was not required to make any accrued interest and outstanding principal payments on the Fixed Interest Shareholder Loans until their respective maturity dates in 2025. Under the agreement terms for both Fixed Interest Shareholder Loans, Mytheresa Group had the right to prepay any outstanding principal or accrued interest amounts (in part or in full) at any time without penalty.

The Fixed Interest Shareholder Loans do not contain any financial covenants. As of June 30, 2020, Mytheresa Group was in compliance with all non-financial covenants under the Fixed Interest Shareholder Loans.

In January 2021, Mytheresa Group’s long-term borrowings related to two US Dollar denominated loans from MYT Note Holdco Inc. (the “Fixed Interest Shareholder Loans”) have been fully repaid using a portion of the net proceeds from the initial public offering in the United States of America.

During the year ended June 30, 2021, interest expenses of €5,990 thousand were incurred on these loans. In addition, the Group recognized a gain of €7,601 thousand on the extinguishment of the loans during the financial year ended June 30, 2021.

	As of June 30,
(in € thousands)	2020	2021
Shareholder Loans
Fixed Interest Shareholder Loan(1)	57,380	—
Fixed Interest Shareholder Loan(1)	133,814	—
Total	191,194	—